CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 576,299	$ 559,210	$ 1,052,841
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	129,287	134,271	116,917
Amortization of deferred drydocking and special survey costs	18,663	12,170	10,181
Amortization of assumed time charters	(21,222)	(56,699)	(27,614)
Amortization of finance costs	2,201	8,564	11,599
Exit fee accrued on debt			149
Debt discount amortization		2,956	4,314
Prior service cost and periodic cost	1,613	7,846
Loss/(gain) on investments	(17,867)	176,386	(543,653)
Equity loss/(income) on investments	3,993		(68,028)
Loss/(gain) on debt extinguishment	2,254	(4,351)	(111,616)
Gain on sale of vessels	(1,639)	(37,225)
PIK interest			726
Payments for drydocking and special survey costs deferred	(31,121)	(29,939)	(4,643)
Stock based compensation	12,680	5,972	15,278
Amortization of deferred realized losses on interest rate swaps	3,622	3,622	3,622
(Increase)/Decrease in:
Accounts receivable	(4,296)	1,483	786
Inventories	(8,412)	(3,520)	(2,068)
Prepaid expenses	(603)	720	(1,096)
Due from related parties	(17,429)	(12,127)	(588)
Other assets, current and non-current	7,812	(52,347)	(41,270)
Increase/(Decrease) in:
Accounts payable	(390)	5,580	4,518
Accrued liabilities	236	280	8,787
Unearned revenue, current and long-term	(77,534)	158,255	(832)
Other liabilities, current and long-term	(1,855)	53,634	(199)
Net cash provided by operating activities	576,292	934,741	428,111
Cash flows from investing activities
Vessels additions and advances for vessels under construction	(268,035)	(199,135)	(355,720)
Proceeds and advances received from sale of vessels	3,914	129,069
Proceeds from sale of investments		246,638	196,350
Investments in affiliates/marketable securities	(74,407)
Acquired cash and cash equivalents			16,222
Net cash provided by/(used in) investing activities	(338,528)	176,572	(143,148)
Cash flows from financing activities
Proceeds from long-term debt, net		182,726	1,105,311
Payments of long-term debt	(27,500)	(892,928)	(1,343,725)
Proceeds from sale-leaseback of vessels			135,000
Payments of leaseback obligation	(72,925)	(153,546)	(53,799)
Dividends paid	(60,696)	(61,483)	(30,887)
Payments of accumulated accrued interest		(3,373)	(10,361)
Finance costs	(1,892)	(16,244)	(22,409)
Repurchase of common stock	(70,610)	(28,553)
Net cash used in financing activities	(233,623)	(973,401)	(220,870)
Net increase in cash, cash equivalents and restricted cash	4,141	137,912	64,093
Cash, cash equivalents and restricted cash, beginning of year	267,668	129,756	65,663
Cash, cash equivalents and restricted cash, end of year	271,809	267,668	129,756
Supplemental cash flow information:
Cash paid for interest, net of amounts capitalized	$ 18,076	$ 53,954	$ 42,836